RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Due to related parties	$ 157	$ 187	$ 199
Oniva International Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	107	139	127
Directors [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	47	42	45
Jasman Yee & Associates, Inc. [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	3	6	4
Intermark Capital Corp.[Member]
Disclosure of transactions between related parties [line items]
Due to related parties			20
Wear Wolfin Designs Ltd.[Member]
Disclosure of transactions between related parties [line items]
Due to related parties			$ 3